INCOME TAXES - Deferred tax assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses carryforwards	$ 4,812,643	$ 4,448,794
Allowance for credit losses of accounts receivable	16,745	63,357
Allowance for doubtful accounts of prepayments		15,605
Allowance for credit losses of other current assets	288,960	11,381
Impairment of deposit for long-term investment	714,990
Impairment of long-term investment	633,655
Deferred tax assets, gross	6,466,993	4,539,137
Deferred tax liabilities from operating right-of-use assets	(48,552)
Deferred tax assets net off against deferred tax liability	6,418,441	4,539,137
Less: Allowance on deferred tax assets	$ (6,418,441)	$ (4,539,137)